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                                                                               .
                                                                               .

                  AIM BOND FUNDS, INC.                                             AIM MONEY MARKET FUNDS, INC.

      INVESCO Tax-Free Bond Fund - Investor Class,                             INVESCO U.S. Government Money Fund -
                    Class A, B and C                                                      Investor Class
        INVESCO U.S. Government Securities Fund -                            Supplement dated November 10, 2003 to the
            Investor Class, Class A, B and C                             Prospectus dated August 13, 2003, as supplemented
        Supplement dated November 10, 2003 to the                                August 13, 2003, August 14, 2003,
         Prospectus dated December 31, 2002, as                               September 30, 2003 and November 5, 2003
       supplemented June 12, 2003, June 30, 2003,
           August 14, 2003, September 30, 2003                                        AIM SECTOR FUNDS, INC.
                  and November 5, 2003
                                                                         INVESCO Energy Fund - Investor Class, Class A, B,
        AIM COMBINATION STOCK & BOND FUNDS, INC.                                              C and K
                                                                                 INVESCO Financial Services Fund -
           INVESCO Core Equity Fund - Investor                                  Investor Class, Class A, B, C and K
               Class, Class A, B, C and K                                 INVESCO Gold & Precious Metals Fund - Investor
          INVESCO Total Return Fund - Investor                                        Class, Class A, B and C
               Class, Class A, B, C and K                                     INVESCO Health Sciences Fund - Investor
        Supplement dated November 10, 2003 to the                                   Class, Class A, B, C and K
    Prospectus dated August 12, 2003, as supplemented                         INVESCO Leisure Fund - Investor Class,
            August 12, 2003, August 14, 2003,                                          Class A, B, C and K
         September 30, 2003 and November 5, 2003                             INVESCO Technology Fund - Investor Class,
                                                                                        Class A, B, C and K
       INVESCO Total Return - Institutional Class                           INVESCO Telecommunications Fund - Investor
        Supplement dated November 10, 2003 to the                                   Class, Class A, B, C and K
    Prospectus dated August 12, 2003, as supplemented                   INVESCO Utilities Fund - Investor Class, Class A, B
            August 12, 2003, August 14, 2003                                                   and C
                  and November 5, 2003                                      Supplement dated November 10, 2003 to the
                                                                                Prospectus dated August 1, 2003, as
            AIM COUNSELOR SERIES FUNDS, INC.                               supplemented August 1, 2003, August 14, 2003,
                                                                              September 30, 2003 and November 5, 2003
        INVESCO Advantage Health Sciences Fund -
                    Class A, B, and C                                      INVESCO Technology Fund - Institutional Class
        Supplement dated November 10, 2003 to the                            Supplement dated November 10, 2003 to the
         Prospectus dated December 31, 2002, as                                 Prospectus dated August 1, 2003, as
       supplemented June 12, 2003, August 1, 2003,                         supplemented August 1, 2003, August 14, 2003
           August 14, 2003, September 30, 2003                                         and November 5, 2003
                  and November 5, 2003

            AIM INTERNATIONAL FUNDS, INC. II                                           AIM STOCK FUNDS, INC.

   INVESCO European Fund - Investor Class, Class A, B,                   INVESCO Dynamics Fund - Investor Class, Class A,
                         C and K                                                            B, C and K
      INVESCO International Blue Chip Value Fund -                         INVESCO Small Company Growth Fund - Investor
           Investor Class, Class A, B, C and R                                      Class, Class A, B, C and K
        Supplement dated November 10, 2003 to the                           INVESCO S&P 500 Index Fund - Investor Class
     Prospectus dated July 31, 2003, as supplemented                         Supplement dated November 10, 2003 to the
            August 14, 2003, October 1, 2003                                  Prospectus dated November 30, 2002, as
                  and November 5, 2003                                    supplemented December 5, 2002, April 11, 2003,
                                                                           June 12, 2003, June 30, 2003, August 1, 2003,
             AIM MANAGER SERIES FUNDS, INC.                                     August 14, 2003, September 30, 2003
                                                                                       and November 5, 2003
      INVESCO Multi-Sector Fund - Class A, B and C
        Supplement dated November 10, 2003 to the                           INVESCO Mid-Cap Growth Fund -Class A, B, C
           Prospectus dated September 3, 2002,                                                 and K
           as supplemented November 15, 2002,                                Supplement dated November 10, 2003 to the
    December 5, 2002, June 12, 2003, August 14, 2003,                    Prospectus dated August 1, 2003, as supplemented
        September 30, 2003 and November 5, 2003                                 August 14, 2003, September 30, 2003
                                                                                       and November 5, 2003

                                                                            INVESCO Dynamics Fund - Institutional Class
                                                                             Supplement dated November 10, 2003 to the
                                                                              Prospectus dated November 30, 2002, as
                                                                          supplemented on June 12, 2003, August 1, 2003,
                                                                               August 14, 2003 and November 5, 2003



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

        INVESCO Mid-Cap Growth Fund - Institutional Class              INVESCO S&P 500 Index Fund - Institutional Class
           Supplement dated November 10, 2003 to the                       Supplement dated November 10, 2003 to the
               Prospectus dated August 1, 2003,                              Prospectus dated November 30, 2002, as
                as supplemented August 14, 2003                           supplemented on June 12, 2003, June 30, 2003,
                     and November 5, 2003                                     August 14, 2003 and November 5, 2003



TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, "AIM") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

         1)       trade activity monitoring;

         2)       trading guidelines;

         3)       redemption fee on trades in certain funds; and

         4)       selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. AIM seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trade Activity Monitoring

AIM monitors selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, AIM believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, AIM seeks to act in a manner that it believes is consistent with the best interests of shareholders.

The ability of AIM to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines

Currently, if a shareholder exceeds 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.


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

The ability of AIM to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Redemption Fee

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A or Investor Class shares of certain funds within 30 days of purchase. AIM expects to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" below for more information.

The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, AIM maintains certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares - Determination of Net Asset Value" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of the following funds (either by selling or exchanging to another AIM Fund or INVESCO
Fund) within 30 days of their purchase:


         AIM Asia Pacific Growth Fund              AIM High Yield Fund
         AIM Developing Markets Fund               AIM International Emerging Growth Fund
         AIM European Growth Fund                  AIM International Growth Fund
         AIM European Small Company Fund           AIM Trimark Fund
         AIM Global Aggressive Growth Fund         INVESCO International Blue Chip Value Fund (effective
         AIM Global Growth Fund                       November 24, 2003, name will change to INVESCO
         AIM Global Trends Fund                       International Core Equity Fund)
         AIM Global Value Fund                     INVESCO S&P 500 Index Fund


The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

         1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

         2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

         3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

         4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

         5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         6)       redemptions initiated by a fund.

AIM's goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares. AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.



                                       4